WEITZ MULTISECTOR BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 37.0%
	AUTO LOAN — 6.3%
86,797	ACM Auto Trust 2025-4 Series 4A A(a)		5.8700	05/20/30	$ 87,203
250,000	Lendbuzz Securitization Trust 2026-1 Series 1A D(a)		6.8600	02/15/33	256,217
170,000	United Auto Credit Securitization Trust 2025-1 Series 1 E(a)		7.7100	10/10/31	172,023
					515,443
	CF-CLO-CRE — 18.1%
100,000	A10 2025-FL6 Issuer, LLC Series FL6 B(a),(b)	TSFR1M + 2.392%	6.0520	05/15/42	100,480
100,000	A10 2025-FL6 Issuer, LLC Series FL6 C(a),(b)	TSFR1M + 2.791%	6.4510	05/15/42	100,715
100,000	A10 2025-FL6 Issuer, LLC Series FL6 D(a),(b)	TSFR1M + 3.390%	7.0500	05/15/42	100,592
300,000	ACREC 2021-FL1 Ltd. Series FL1 D(a),(b)	TSFR1M + 2.764%	6.4310	10/16/36	299,836
132,000	BRSP 2024-FL2 Ltd. Series FL2 E(a),(b)	TSFR1M + 6.539%	10.2050	08/19/37	134,762
200,000	FS RIALTO Series FL2 D(a),(b)	TSFR1M + 2.914%	6.5740	05/16/38	201,589
200,000	LMNT CRE 2025-FL3, LLC Series FL3 C(a),(b)	TSFR1M + 2.750%	6.4270	07/21/43	202,606
100,000	LoanCore 2021-CRE5 Issuer Ltd. Series CRE5 C(a),(b)	TSFR1M + 2.464%	6.1240	07/15/36	100,057
200,000	LoanCore 2021-CRE5 Issuer Ltd. Series CRE5 D(a),(b)	TSFR1M + 3.114%	6.7740	07/15/36	200,717
43,625	PFP 2024-11 Ltd. Series 11 A(a),(b)	TSFR1M + 1.832%	5.5010	09/17/39	43,817
					1,485,171
	NON AGENCY CMBS — 1.0%
82,398	SKY Trust 2025-LINE Series A(a),(b)	TSFR1M + 2.589%	6.2480	04/15/42	82,947

	OTHER ABS — 11.6%
100,000	Lmdv Issuer Company, LLC Series 1A A2(a)		5.3100	12/15/55	101,722
100,000	MetroNet Infrastructure Issuer, LLC Series 4A A2(a)		5.1630	12/20/55	101,855
500,000	NMABS Issuer I, LLC Series 1A C(a)		6.0700	11/22/55	502,239
97,647	OWN Equipment Fund III, LLC Series 2M A(a)		5.4200	03/27/34	99,147
150,000	PAWS 2025-1A A2(a)		6.8240	01/30/56	151,141
					956,104
	TOTAL ASSET BACKED SECURITIES (Cost $3,013,916)				3,039,665

	CORPORATE BONDS — 41.1%
	ADVERTISING & MARKETING — 1.1%
100,000	Stagwell Global, LLC(a)		5.6250	08/15/29	92,271

WEITZ MULTISECTOR BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 41.1% (Continued)
	CABLE & SATELLITE — 2.5%
200,000	CCO Holdings, LLC / CCO Holdings Capital(a)	7.0000	02/01/33	$ 204,639

	E-COMMERCE DISCRETIONARY — 0.6%
50,000	Wayfair, Inc.(a)	6.7500	11/15/32	50,998

	ENGINEERING & CONSTRUCTION — 1.2%
100,000	Installed Building Products, Inc.(a)	5.6250	02/01/34	101,577

	HOME & OFFICE PRODUCTS — 4.6%
200,000	HNI Corporation(a)	5.1250	01/18/29	197,187
125,000	Newell Brands, Inc.	6.6250	09/15/29	127,052
50,000	Whirlpool Corporation	6.5000	06/15/33	49,934
				374,173
	INDUSTRIAL SUPPORT SERVICES — 0.5%
40,000	EquipmentShare.com, Inc.(a)	9.0000	05/15/28	41,947

	INSURANCE — 1.3%
100,000	Asurion, LLC and Asurion Co-Issuer, Inc.(a)	8.0000	12/31/32	105,117

	LEISURE FACILITIES & SERVICES — 2.4%
50,000	Six Flags Entertainment Corporation(a)	7.2500	05/15/31	49,122
150,000	Six Flags Entertainment Corporation's Wonderland(a)	8.6250	01/15/32	151,983
				201,105
	LEISURE PRODUCTS — 0.6%
50,000	Polaris, Inc.	5.6000	03/01/31	50,931

	METALS & MINING — 0.6%
50,000	SunCoke Energy, Inc.(a)	4.8750	06/30/29	45,711

	OIL & GAS PRODUCERS — 3.2%
200,000	Calumet Specialty Products Partners, L.P.(a)	9.7500	02/15/31	213,208
50,000	Golar LNG Ltd.(a)	7.5000	10/02/30	50,341
				263,549

WEITZ MULTISECTOR BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 41.1% (Continued)
	OIL & GAS SERVICES & EQUIPMENT — 0.6%
50,000	WBI Operating, LLC(a)	6.2500	10/15/30	$ 50,987

	REAL ESTATE INVESTMENT TRUSTS — 0.6%
50,000	Highwoods Realty, L.P.	5.3500	01/15/33	50,320

	RETAIL - DISCRETIONARY — 5.1%
150,000	Bath & Body Works, Inc.	6.7500	07/01/36	150,665
250,000	Men's Wearhouse, LLC (The)(a)	9.0000	02/01/31	257,558
				408,223
	SOFTWARE — 3.4%
100,000	Concentrix Corporation	6.5000	03/01/29	98,866
163,000	Pagaya US Holdings Company, LLC(a)	8.8750	08/01/30	118,253
75,000	Rocket Software, Inc.(a)	6.5000	02/15/29	62,867
				279,986
	SPECIALTY FINANCE — 9.9%
180,000	Arbor Realty SR, Inc.(a)	7.8750	07/15/30	166,030
150,000	Burford Capital Global Finance, LLC(a)	8.5000	01/15/34	147,174
225,000	LFS Topco, LLC(a)	8.7500	07/15/30	217,874
200,000	Rithm Capital Corp(a)	8.0000	07/15/30	201,085
75,000	Stonebriar A.B.F Issuer, LLC(a)	8.1250	12/15/30	78,907
				811,070
	STEEL — 0.6%
50,000	Cleveland-Cliffs, Inc.(a)	7.6250	01/15/34	51,347

	TECHNOLOGY SERVICES — 1.7%
150,000	ION Platform Finance US, Inc. / ION Platform(a)	9.5000	05/30/29	141,056

	TELECOMMUNICATIONS — 0.6%
50,000	Cogent Communications Group, Inc.(a)	7.0000	06/15/27	49,123

	TOTAL CORPORATE BONDS (Cost $3,353,257)			3,374,130

WEITZ MULTISECTOR BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 18.5%
	AGENCY FIXED RATE — 18.5%
117,535	Fannie Mae Pool CB5580	4.5000	10/01/52	$ 116,788
105,850	Fannie Mae Pool FS8486	4.5000	12/01/52	105,187
668,719	Fannie Mae Pool MA5072	5.5000	06/01/53	682,107
122,513	Fannie Mae Pool MA5353	5.5000	05/01/54	124,685
101,210	Fannie Mae Pool MA5585	5.0000	01/01/55	101,787
114,870	Fannie Mae Pool MA5613	5.0000	02/01/55	115,524
157,593	Freddie Mac Pool SD6706	4.5000	01/01/54	156,388
124,539	Freddie Mac Pool SD8521	4.0000	04/01/55	121,167
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $1,507,035)			1,523,633

	TOTAL INVESTMENTS - 96.6% (Cost $7,874,208)			$ 7,937,428
	OTHER ASSETS IN EXCESS OF LIABILITIES- 3.4%			277,683
	NET ASSETS - 100.0%			$ 8,215,111

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 28, 2026, the total market value of 144A securities is 5,886,027 or 71.6% of net assets.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

LLC	- Limited Liability Company
LP	- Limited Partnership
Ltd.	- Limited Company

TSFR1M	Term SOFR Secured Overnight Financing Rate 1 month